Treasury Stock - Summary and Related Carrying Value (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury Stock
Number of Treasury Shares	21,862	19,314	19,988
Treasury Shares Cost	$ 909,960	$ 646,047	$ 641,664